United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  9/30/10

Date of Reporting Period:  Quarter ended 6/30/10

Item 1.                      Schedule of Investments

Federated Mortgage Fund

Portfolio of Investments

June 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Mortgage-Backed Securities – 91.2%
		Federal Home Loan Mortgage Corporation – 62.1%
85,001,390	[1]	4.500%, 6/1/2019 - 7/1/2040	88,776,783
56,062,502		5.000%, 2/1/2019 - 10/1/2039	59,494,018
46,509,772		5.500%, 4/1/2021 - 10/1/2039	49,992,505
19,310,275		6.000%, 9/1/2021 - 2/1/2038	21,044,729
2,272,565		6.500%, 10/1/2037	2,490,074
522,608		7.500%, 1/1/2027 - 2/1/2031	595,232
50,673		8.000%, 3/1/2031	58,269
		TOTAL	222,451,610
		Federal National Mortgage Association – 27.3%
915,080		4.500%, 12/1/2019	975,412
39,644,631	[1]	5.000%, 7/1/2019 - 7/1/2040	42,085,388
29,808,622		5.500%, 9/1/2034 - 11/1/2039	32,032,290
17,545,147		6.000%, 11/1/2034 - 4/1/2038	19,089,838
2,678,082		6.500%, 2/1/2014 - 9/1/2036	2,961,525
527,966		7.000%, 6/1/2016 - 2/1/2030	576,194
11,796		7.500%, 4/1/2015	12,711
13,404		8.000%, 12/1/2026	15,321
		TOTAL	97,748,679
		Government National Mortgage Association – 1.8%
5,665,044		5.000%, 6/20/2039 - 9/20/2039	6,033,050
132,574		7.000%, 9/15/2028 - 11/15/2031	148,383
283,932		8.000%, 10/15/2030 - 11/15/2030	325,410
		TOTAL	6,506,843
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $307,058,591)	326,707,132
		Collateralized Mortgage Obligations – 17.5%
		Federal Home Loan Mortgage Corporation – 5.1%
2,964,469		0.650%, 1/15/2037, REMIC 3260 PF	2,940,858
439,784		0.660%, 6/15/2036, REMIC 3175 FE	436,921
2,808,320		0.680%, 5/15/2036, REMIC 3160 FD	2,790,213
3,932,720		0.700%, 4/15/2036, REMIC 3144 FB	3,902,343
6,683,464		0.730%, 7/15/2036, REMIC 3179 FP	6,644,339
752,567		0.750%, 8/15/2036, REMIC 3206 FE	748,730
848,013		7.500%, 4/15/2033, REMIC 3076 NM	889,156
		TOTAL	18,352,560
		Federal National Mortgage Association – 5.3%
504,299		0.597%, 10/25/2031, REMIC 2005-63 FC	498,179
1,975,479		0.647%, 7/25/2036, REMIC 2006-58 FP	1,961,648
3,317,839		0.687%, 11/25/2036, REMIC 2006-104 FY	3,295,282
3,203,151		0.697%, 9/25/2036, REMIC 2006-81 FB	3,183,561
2,865,953		0.707%, 12/25/2036, REMIC 2006-115 EF	2,844,640
3,044,219		0.727%, 9/25/2036, REMIC 2006-85 PF	3,016,191
983,695		0.727%, 10/25/2036, REMIC 2006-93 FM	976,004
918,294		0.747%, 6/25/2036, REMIC 2006-43 FL	913,265
6,646,927		4.500%, 6/1/2039, REMIC 396 2	1,469,043

Principal Amount or Shares			Value
3,877,155		4.500%, 11/25/2039, REMIC 400 2	856,909
91,918		6.500%, 4/1/2032, REMIC 321 2	17,751
		TOTAL	19,032,473
		Non-Agency Mortgage – 7.1%
2,166,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	2,227,346
1,960,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	1,952,970
2,863,837		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	2,564,048
1,555,012		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,482,281
1,089,076		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	936,369
1,808,081		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.548%, 5/19/2047	960,329
2,500,000	[2,3]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	2,562,792
2,663,810		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,409,436
344	[2,4]	Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	243
59,343	[2,4]	Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	47,735
2,250,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	2,279,258
213,052	[2,4]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	7,926
1,896,434	[5]	Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,922,213
2,436,247		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,193,878
981,736		Washington Mutual 2006-AR1, Class 2A1B, 1.483%, 1/25/2046	542,655
1,821,469		Washington Mutual 2006-AR15, Class 1A, 1.261%, 11/25/2046	1,065,145
2,246,503		Wells Fargo Mortgage Backed Securities Trust 2005-12, Class 1A1, 5.500%, 11/25/2035	2,155,157
		TOTAL	25,309,781
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $66,141,537)	62,694,814
		MUTUAL FUND – 5.7%
20,412,058	[6,7]	Federated Government Obligations Fund, Institutional Shares, 0.04% (AT NET ASSET VALUE)	20,412,058
		Repurchase Agreements – 2.0%
5,377,000	[8]	Interest in $9,515,000 joint repurchase agreement 0.15%, dated 6/17/2010 under which Credit Suisse First Boston Corp. will repurchase a security provided as collateral for $9,516,269 on 7/19/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 2/25/2040 and the market value of that underlying security was $9,803,585 (segregated pending settlement of dollar-roll transactions).	5,377,000
1,661,000	[8]	Interest in $150,000,000 joint repurchase agreement 0.22%, dated 6/14/2010 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $150,027,500 on 7/14/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2040 and the market value of those underlying securities was $154,102,655 (segregated pending settlement of dollar-roll transactions).	1,661,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	7,038,000
		TOTAL INVESTMENTS — 116.4% (IDENTIFIED COST $400,650,186)[9]	416,852,004
		OTHER ASSETS AND LIABILITIES - NET — (16.4)%[10]	(58,622,949)
		TOTAL NET ASSETS — 100%	$358,229,055
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $2,618,696, which represented 0.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2010, these liquid restricted securities amounted to $2,562,792, which represented 0.7% of total net assets.
1

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at June 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, PO, 0.000%, 5/28/2018	8/15/2001	$86	$243
Lehman Structured Securities Corp. 2002-GE1, Class A, PO, 0.000%, 7/26/2024	1/29/2002	$48,126	$47,735
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	6/11/1999	$7,262	$7,926
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	Non-income producing security.
6	Affiliated company.
7	7-Day net yield.
8	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
9	At June 30, 2010, the cost of investments for federal tax purposes was $400,650,186. The net unrealized appreciation of investments for federal tax purposes was $16,201,818. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,817,482 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,615,664.
10	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2010.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
2

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt securities:
Mortgage-Backed Securities	$ —	$326,707,132	$ —	$326,707,132
Collateralized Mortgage Obligations	—	62,638,910	55,904	62,694,814
Mutual Fund	20,412,058	—	—	20,412,058
Repurchase Agreements	—	7,038,000	—	7,038,000
TOTAL SECURITIES	$20,412,058	$396,384,042	$55,904	$416,852,004

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 1, 2009	$64,750
Realized gain (loss)	1,683
Change in unrealized appreciation (depreciation)	(1,093)
Net Purchases (Sales)	(9,436)
Balance as of June 30, 2010	$55,904
The total change in unrealized appreciation (depreciation) attributable to investments still held at June 30, 2010.	$(1,093)

The following acronyms are used throughout this portfolio:

IO	— Interest Only
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit

3

Federated Ultrashort Bond Fund

Portfolio of Investments

June 30, 2010 (unaudited)

Principal Amount or Shares			Value
		Adjustable Rate Mortgages – 1.2%
		Federal National Mortgage Association – 1.2%
$5,092,459		FNMA ARM 544848, 3.504%, 4/01/2030	5,239,372
3,655,976		FNMA ARM 544872, 3.771%, 7/01/2034	3,842,383
808,272		FNMA ARM 556379, 1.813%, 5/01/2040	808,586
4,147,558		FNMA ARM 618128, 3.109%, 8/01/2033	4,276,526
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $13,895,021)	14,166,867
		Asset-Backed Securities – 38.3%
		Auto Receivables – 20.1%
2,000,000		Ally Auto Receivables Trust 2010-1, Class A2, 0.75%, 4/15/2012	1,998,070
10,000,000	[1,2]	Ally Master Owner Trust 2010-1, Class A, 2.099%, 1/15/2015	10,167,978
3,341,854		Americredit Automobile Receivables Trust 2005-CF, Class A4, 4.63%, 6/6/2012	3,353,633
1,540,927		Americredit Automobile Receivables Trust 2005-DA, Class A4, 5.02%, 11/6/2012	1,548,088
13,043,367		Americredit Automobile Receivables Trust 2007-AX, Class A4, 0.390%, 10/6/2013	12,897,829
3,150,000		Americredit Automobile Receivables Trust 2007-CM, Class A4A, 5.55%, 4/7/2014	3,230,036
6,145,000		Americredit Automobile Receivables Trust 2007-CM, Class A4B, 0.430%, 4/7/2014	6,048,999
3,500,000		Americredit Automobile Receivables Trust 2009-1, Class B, 3.76%, 7/15/2015	3,620,381
4,300,000		Americredit Automobile Receivables Trust 2010-2, Class B, 2.73%, 3/9/2015	4,330,567
7,000,000		Americredit Automobile Receivables Trust 2010-A, Class A2, 1.46%, 10/1/2018	6,991,156
2,460,000		Americredit Prime Automobile Receivables Trust 2007-1, Class B, 5.35%, 9/9/2013	2,516,274
3,000,000	[1,2]	BMW Floorplan Master Owner Trust 2009-1, Class A, 1.499%, 9/15/2014	3,035,982
6,500,000		BMW Vehicle Lease Trust 2009-1, Class A3, 2.91%, 3/15/2012	6,583,166
6,000,000		BMW Vehicle Owner Trust 2010-A, Class A2, 0.68%, 9/25/2012	6,005,219
8,000,000	[1,2]	Bank of America Auto Trust 2009-3, Class A3, 1.67%, 12/15/2013	8,070,586
6,500,000	[1,2]	Bank of America Auto Trust 2010-1, Class A2, 0.75%, 6/15/2012	6,499,518
1,217,406		Capital One Auto Finance Trust 2006-A, Class A4, 0.359%, 12/15/2012	1,216,689
480,890		Capital One Auto Finance Trust 2007-B, Class A3A, 5.03%, 4/15/2012	482,123
9,750,000		Capital One Auto Finance Trust 2007-B, Class A4, 0.379%, 4/15/2014	9,660,639
2,255,250		Capital One Auto Finance Trust 2007-C, Class A3B, 0.859%, 4/16/2012	2,258,011
387,178		Carmax Auto Owner Trust 2007-3, Class A3B, 0.749%, 12/15/2011	387,538
6,250,000	[1,2]	CitiFinancial Auto Issuance Trust 2009-1, Class A3, 2.59%, 10/15/2013	6,378,724
6,500,000	[1,2]	Ford Credit Auto Lease Trust 2010-A, Class A3, 1.62%, 11/15/2013	6,504,062
5,000,000		Ford Credit FloorPlan Master Owner 2006-4, Class B, 0.899%, 6/15/2013	4,908,261
5,352,061	[1,2]	Harley-Davidson Motorcycle Trust 2006-1, Class A2, 5.04%, 10/15/2012	5,405,740
3,265,531		Harley-Davidson Motorcycle Trust 2006-3, Class A4, 5.22%, 6/15/2013	3,343,906
3,255,000		Harley-Davidson Motorcycle Trust 2006-3, Class B, 5.43%, 11/15/2014	3,384,069
127,694		Harley-Davidson Motorcycle Trust 2007-3, Class A3, 0.699%, 6/15/2012	127,763
4,250,000		Harley-Davidson Motorcycle Trust 2009-2, Class A3, 2.62%, 3/15/2014	4,326,457
8,000,000		Harley-Davidson Motorcycle Trust 2009-4, Class B, 3.19%, 9/15/2014	8,080,866
435,991		Household Automotive Trust 2007-1, Class A3, 5.30%, 11/17/2011	436,895
2,658,636	[1,2]	Huntington Auto Trust 2008-1, Class A3B, 1.849%, 4/16/2012	2,672,155
3,000,000	[1,2]	Huntington Auto Trust 2009-1, Class A3, 3.94%, 6/17/2013	3,055,660
4,796,511		Hyundai Auto Receivables Trust 2006-B, Class A4, 5.15%, 5/15/2013	4,876,075
542,216		Hyundai Auto Receivables Trust 2006-B, Class B, 5.19%, 5/15/2013	552,236
1,370,155		Hyundai Auto Receivables Trust 2006-B, Class C, 5.25%, 5/15/2013	1,384,267
2,767,827		Hyundai Auto Receivables Trust 2008-A, Class A3, 4.93%, 12/17/2012	2,832,969
4,500,000	[1,2]	MMCA Automoble Trust 2010-A, Class A2, 0.75%, 4/16/2012	4,493,845

Principal Amount or Shares			Value
$3,480,000	[1,2]	MMCA Automoble Trust 2010-A, Class B, 3.96%, 10/15/2015	3,553,646
1,850,000		Mercedes-Benz Auto Receivables Trust 2009-1, Class A3, 1.67%, 1/15/2014	1,861,287
5,500,000		Mercedes-Benz Auto Receivables Trust 2010-1, Class A2, 0.70%, 8/15/2012	5,485,234
6,500,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class A, 0.599%, 6/17/2013	6,443,125
5,250,000	[1,2]	Morgan Stanley Resecuritization Trust 2010-F, Class B, 0.599%, 6/17/2013	5,085,938
8,500,000	[1,2]	Navistar Financial Corp. Owner Trust 2010-A, Class C, 6.16%, 5/18/2018	8,502,880
2,000,000	[1,2]	Navistar Financial Dealer Note Master Trust 2009-1, Class B, 4.597%, 10/26/2015	2,082,216
2,250,000	[1,2]	Navistar Financial Dealer Note Master Trust 2010-1, Class B, 2.847%, 1/26/2015	2,276,183
4,000,000		Nissan Auto Lease Trust 2009-A, Class A3, 2.92%, 12/15/2011	4,052,500
359,278		Nissan Auto Receivables Owner Trust 2008-A, Class A3, 3.89%, 8/15/2011	360,101
3,750,000		Nissan Master Owner Trust Receivables 2010-AA, Class A, 1.486%, 1/15/2015	3,804,109
7,000,000		USAA Auto Owner Trust 2006-4, Class B, 5.26%, 6/17/2013	7,064,924
5,655,000		USAA Auto Owner Trust 2007-1, Class B, 5.85%, 12/16/2013	5,885,437
2,324,373		USAA Auto Owner Trust 2008-2, Class A3, 4.64%, 10/15/2012	2,360,902
2,000,000		USAA Auto Owner Trust 2009-1, Class A3, 3.02%, 6/17/2013	2,026,047
3,000,000		USAA Auto Owner Trust 2009-1, Class A4, 4.77%, 9/15/2014	3,202,969
4,000,000		USAA Auto Owner Trust 2009-2, Class A3, 1.54%, 2/18/2014	4,016,197
1,151,191		Volkswagen Auto Loan Enhanced Trust 2008-1, Class A3, 4.50%, 7/20/2012	1,163,682
3,500,000	[1,2]	Wachovia Auto Loan Owner Trust 2006-1, Class B, 5.15%, 7/20/2012	3,564,821
4,000,000		World Omni Automobile Lease Securitization Trust 2009-A, Class A4, 2.09%, 4/15/2015	4,056,723
1,885,300		World Omni Automobile Receivables Trust 2008-A, Class A3B, 1.649%, 10/15/2012	1,894,382
		TOTAL	242,409,735
		Credit Card – 11.0%
1,945,000		American Express Credit Account Master Trust 2005-5A, Class A, 0.389%, 2/15/2013	1,946,174
6,250,000	[1,2]	American Express Credit Account Master Trust 2006-B, Class B, 0.499%, 8/15/2013	6,233,800
12,500,000		American Express Issuance Trust 2005-1, Class C, 0.679%, 8/15/2011	12,486,714
1,200,000		American Express Issuance Trust 2007-1, Class B, 0.899%, 9/15/2011	1,200,282
500,000		Bank of America Credit Card Trust 2007-A8, Class A8, 5.59%, 11/17/2014	542,748
11,010,000		Bank of America Credit Card Trust 2007-C1, Class C1, 0.639%, 6/15/2014	10,725,332
5,920,000		Capital One Multi-Asset Execution Trust 2003-B5, Class B5, 4.79%, 8/15/2013	5,976,478
4,000,000		Capital One Multi-Asset Execution Trust 2007-B5, Class B5, 5.40%, 5/15/2013	4,006,515
4,619,000		Chase Issuance Trust 2006-B1, Class B1, 0.499%, 4/15/2013	4,609,828
6,000,000		Chase Issuance Trust 2006-B2, Class B, 0.449%, 10/15/2012	5,998,909
4,000,000		Chase Issuance Trust 2009-A3, Class A3, 2.40%, 6/17/2013	4,075,064
3,500,000		Citibank Credit Card Issuance Trust 2001-A4, Class A4, 5.375%, 4/10/2013	4,374,754
5,000,000		Citibank Credit Card Issuance Trust 2004-A7, Class A7, 0.574%, 11/25/2013	4,988,675
10,000,000		Citibank Credit Card Issuance Trust 2004-B2, Class B2, 0.670%, 10/7/2013	9,915,307
9,500,000		Citibank Credit Card Issuance Trust 2004-C1, Class C1, 0.999%, 7/15/2013	9,403,698
7,000,000		Citibank Credit Card Issuance Trust 2006-C2, Class C2, 5.70%, 5/15/2013	7,327,978
2,640,000		Citibank Credit Card Issuance Trust 2007-B6, Class B6, 5.00%, 11/8/2012	2,672,738
3,000,000		MBNA Credit Card Master Note Trust 2002-C1, Class C1, 6.80%, 7/15/2014	3,199,573
11,000,000		MBNA Credit Card Master Note Trust 2002-C3, Class C3, 1.699%, 10/15/2014	10,849,574
6,500,000		MBNA Credit Card Master Note Trust 2004-B2, Class B2, 0.739%, 12/16/2013	6,453,582
5,900,000		MBNA Credit Card Master Note Trust 2004-C1, Class C1, 1.129%, 7/15/2013	5,871,129
6,000,000		National City Credit Card Master Trust 2005-1, Class A, 0.399%, 8/15/2012	6,000,820
1,000,000		National City Credit Card Master Trust 2005-1, Class B, 0.539%, 8/15/2012	999,670
2,000,000		National City Credit Card Master Trust 2006-1, Class A, 0.389%, 3/15/2013	1,996,862
		TOTAL	131,856,204

Principal Amount or Shares			Value
		Equipment Lease – 1.9%
$2,000,000		CNH Equipment Trust 2008-B, Class A4B, 2.249%, 12/15/2014	2,038,450
3,000,000		CNH Equipment Trust 2010-A, Class B, 4.04%, 3/25/2014	3,072,969
7,000,000	[1,2]	Great America Leasing Receivables 2009-1, Class A3, 2.54%, 3/15/2013	7,072,364
2,500,000	[1,2]	Great America Leasing Receivables 2009-1, Class B, 4.52%, 11/15/2014	2,586,621
6,000,000		John Deere Owner Trust 2010-A, Class A2, 0.72%, 7/16/2012	6,003,750
2,500,000	[1,2]	Volvo Financial Equipment LLC 2010-1A, Class B, 2.99%, 5/15/2017	2,489,062
		TOTAL	23,263,216
		Home Equity Loan – 3.1%
2,317,686		Asset Backed Funding Certificate 2005-OPT1, Class A2C, 0.707%, 7/25/2035	2,235,364
5,343,223		Carrington Mortgage Loan Trust 2006-RFC1, Class A2, 0.447%, 5/25/2036	5,310,995
1,273,005		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-5, Class 1A4, 4.396%, 2/25/2030	1,228,102
275,683		Citifinancial Mortgage Securities, Inc. Series 2003-4, Class AF4, 4.427%, 10/25/2033	242,419
3,345,849		Citigroup Mortgage Loan Trust Inc. 2006-WFH3, Class A2, 0.447%, 10/25/2036	3,296,186
129,976		Countrywide Asset Backed Certificates 2004-4, Class A, 1.087%, 8/25/2034	107,995
755,726		Fifth Third Home Equity Loan Trust 2003-1, Class A, 0.597%, 9/20/2023	600,659
50,265		JP Morgan Mortgage Acquisition Corp. 2006-CH1, Class A2, 0.397%, 7/25/2036	50,517
152,851		Lehman XS Trust 2005-8, Class 2A1A, 0.547%, 12/25/2035	150,219
1,000,000		Morgan Stanley ABS Capital I 2004-OP1, Class M3, 1.027%, 11/25/2034	740,309
109,416	[1,3]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	12,505
161,745		Option One Mortgage Loan Trust 2005-1, Class A1B, 0.677%, 2/25/2035	113,578
502,884		Popular ABS Mortgage Pass-Through Trust 2005-3, Class AF3, 4.437%, 7/25/2035	498,134
452,809		Popular ABS Mortgage Pass-Through Trust 2006-D, Class A1, 0.407%, 11/25/2046	453,802
1,230,253	[1,2]	Quest Trust 2004 — X1, Class A, 0.677%, 3/25/2034	879,965
3,240,343		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	3,258,490
409,234		Residential Asset Securities Corp. 2005-KS11, Class AI3, 0.547%, 12/25/2035	383,531
137,478		Residential Asset Securities Corporation 2003-KS6, Class A2, 0.947%, 8/25/2033	103,396
1,926,901		Residential Asset Securities Corporation 2006-KS5, Class A2, 0.457%, 7/25/2036	1,933,690
6,612,167		Soundview Home Equity Loan Trust 2007-NS1, Class A1, 0.467%, 1/25/2037	6,521,164
2,875,139		Structured Asset Securities Corp. 2006-WF1, Class A4, 0.517%, 2/25/2036	2,726,321
2,532,131	[1,3]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	0
6,528,820		Wells Fargo Home Equity Trust, 2006-1, Class A3, 0.497%, 5/25/2036	6,263,912
		TOTAL	37,111,253
		Manufactured Housing – 0.2%
500,208		Green Tree Financial Corp. 1996-3, Class A5, 7.35%, 5/15/2027	502,674
2,003,470		Green Tree Financial Corp. 1996-5, Class A6, 7.75%, 7/15/2027	2,022,106
66,087		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.61%, 2/25/2028	64,415
		TOTAL	2,589,195
		Other – 2.0%
334,619		Green Tree Recreational Equipment & Consumer Trust Series 2008-REC1, Class A1, 9.50%, 3/25/2025	334,465
1,382,984	[1]	KLIO Funding Ltd. 2004-1A, Class A1, 0.896%, 4/23/2039	7,779
2,695,512		Keycorp Student Loan Trust, Series 2005-A, Class 2A2, 0.667%, 3/27/2024	2,542,753
10,000,000		PFS Financing Corp. 2010-CA, Class A, 1.749%, 2/15/2014	10,014,999
4,866,669	[1,2]	Sierra Receivables Funding Co. 2010-1A, Class A1, 4.48%, 7/20/2026	4,931,307
6,000,000		SLMA 2010 C, Class A1, 1.845%, 12/15/2017	6,000,000
		TOTAL	23,831,303
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $461,992,624)	461,060,906
		Corporate Bonds – 21.7%
		Basic Industry - Chemicals – 0.3%
2,000,000		Dow Chemical Co., Sr. Unsecd. Note, 4.85%, 8/15/2012	2,111,196

Principal Amount or Shares			Value
$1,500,000		Praxair, Inc., Note, 4.375%, 3/31/2014	1,625,260
		TOTAL	3,736,456
		Basic Industry - Metals & Mining – 0.4%
3,000,000		ArcelorMittal USA, Inc., Company Guarantee, 6.50%, 4/15/2014	3,223,350
2,015,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	2,101,503
		TOTAL	5,324,853
		Capital Goods - Aerospace & Defense – 0.5%
1,200,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,204,650
1,745,000		Boeing Co., Sr. Unsecd. Note, 1.875%, 11/20/2012	1,774,554
2,000,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	2,008,038
1,500,000		Raytheon Co., Sr. Unsecd. Note, 5.50%, 11/15/2012	1,645,788
		TOTAL	6,633,030
		Capital Goods - Diversified Manufacturing – 1.1%
6,500,000		General Electric Co., Floating Rate Note, 0.474%, 11/1/2012	6,339,433
1,500,000		Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/2014	1,851,904
3,000,000		Textron Financial Corp., 5.40%, 4/28/2013	3,122,433
1,500,000		Tyco Electronics Group SA, Company Guarantee, 6.00%, 10/1/2012	1,620,981
		TOTAL	12,934,751
		Communications - Media & Cable – 0.8%
1,500,000		Comcast Corp., Company Guarantee, 5.85%, 11/15/2015	1,697,438
3,250,000		Comcast Corp., Note, 6.75%, 1/30/2011	3,354,193
1,750,000	[1,2]	Cox Enterprises, Inc., Unsecd. Note, 7.875%, 9/15/2010	1,771,726
3,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.40%, 7/2/2012	3,216,739
		TOTAL	10,040,096
		Communications - Media Noncable – 0.2%
2,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	2,359,433
		Communications - Telecom Wireless – 0.6%
1,500,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 3.75%, 5/20/2011	1,538,380
1,750,000		Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsecd. Note, 5.55%, 2/1/2014	1,965,825
2,000,000		Vodafone Group PLC, 5.35%, 2/27/2012	2,114,976
1,500,000		Vodafone Group PLC, Note, 5.375%, 1/30/2015	1,640,610
		TOTAL	7,259,791
		Communications - Telecom Wirelines – 1.1%
1,500,000		AT&T Corp., Sr. Note, 7.30%, 11/15/2011	1,623,582
3,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	3,238,475
2,000,000		Rogers Communications, Inc., 5.50%, 3/15/2014	2,203,000
1,000,000		Telecom Italia Capital, 5.25%, 11/15/2013	1,037,826
2,290,000		Telecom Italia Capital, Note, 0.824%, 2/1/2011	2,272,976
1,500,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	1,611,945
750,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	770,850
		TOTAL	12,758,654
		Consumer Cyclical - Automotive – 0.4%
2,000,000		DaimlerChrysler North America Holding Corp., 5.875%, 3/15/2011	2,059,638
3,000,000	[1,2]	Nissan Motor Acceptance Corp., Note, Series 144A, 3.25%, 1/30/2013	3,063,532
		TOTAL	5,123,170
		Consumer Cyclical - Entertainment – 0.2%
1,500,000		Walt Disney Co., Note, 5.70%, 7/15/2011	1,577,051
500,000		Walt Disney Co., Note, 6.375%, 3/1/2012	545,010
		TOTAL	2,122,061

Principal Amount or Shares			Value
		Consumer Cyclical - Retailers – 0.4%
$1,500,000		CVS Caremark Corp., Sr. Note, 5.75%, 8/15/2011	1,573,241
1,500,000		Costco Wholesale Corp., 5.30%, 3/15/2012	1,608,262
1,500,000		Wal-Mart Stores, Inc., Unsecd. Note, 4.125%, 2/15/2011	1,528,450
		TOTAL	4,709,953
		Consumer Non-Cyclical - Food/Beverage – 1.5%
1,500,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	1,753,568
1,450,000		Diageo Finance BV, 3.875%, 4/1/2011	1,481,476
1,050,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 1.70%, 12/21/2011	1,053,641
1,450,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	1,469,081
2,250,000		General Mills, Inc., 5.65%, 9/10/2012	2,444,394
2,500,000		Kellogg Co., 4.25%, 3/6/2013	2,683,509
1,275,000		Kraft Foods, Inc., 5.625%, 11/1/2011	1,342,210
2,000,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	2,181,348
1,500,000		PepsiCo, Inc., Sr. Unsecd. Note, 3.75%, 3/1/2014	1,600,806
1,500,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	1,569,201
		TOTAL	17,579,234
		Consumer Non-Cyclical - Health Care – 0.2%
1,095,000		Covidien International Finance SA, 5.45%, 10/15/2012	1,196,025
1,500,000		Life Technologies Corp., Sr. Note, 3.375%, 3/1/2013	1,534,617
		TOTAL	2,730,642
		Consumer Non-Cyclical - Pharmaceuticals – 0.6%
1,500,000		Eli Lilly & Co., 4.20%, 3/6/2014	1,624,972
1,750,000		Pfizer, Inc., Sr. Unsecd. Note, 4.45%, 3/15/2012	1,850,514
2,750,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 0.938%, 12/19/2011	2,752,765
1,000,000		Teva Pharmaceutical Finance III LLC, Company Guarantee, 1.50%, 6/15/2012	1,002,493
		TOTAL	7,230,744
		Consumer Non-Cyclical - Products – 0.6%
2,100,000		Clorox Co., 6.125%, 2/1/2011	2,156,047
950,000		Philips Electronics NV, 4.625%, 3/11/2013	1,021,094
1,050,000		Philips Electronics NV, Sr. Unsecd. Note, 7.25%, 8/15/2013	1,212,755
1,000,000		Procter & Gamble International Funding SCA, 1.35%, 8/26/2011	1,008,757
2,000,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	2,189,172
		TOTAL	7,587,825
		Consumer Non-Cyclical - Supermarkets – 0.1%
1,500,000		Kroger Co., 5.00%, 4/15/2013	1,619,345
		Energy - Independent – 0.1%
1,500,000		Devon Financing Corp., 6.875%, 9/30/2011	1,598,053
		Energy - Integrated – 1.4%
1,500,000		ConocoPhillips, Mtg. Note, 4.75%, 2/1/2014	1,650,190
1,000,000	[1,2]	Enel Finance International SA, Series 144A, 3.875%, 10/7/2014	1,008,182
3,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 6.25%, 6/15/2012	3,243,937
555,750	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	568,282
7,500,000		Shell International Finance B.V., Company Guarantee, 0.888%, 6/22/2012	7,504,753
3,000,000		Statoil ASA, 2.90%, 10/15/2014	3,085,222
		TOTAL	17,060,566
		Energy - Oil Field Services – 0.3%
3,000,000		Weatherford International, Inc., 5.95%, 6/15/2012	3,182,000
		Energy - Refining – 0.2%
2,500,000		Valero Energy Corp., 6.875%, 4/15/2012	2,687,819

Principal Amount or Shares			Value
		Financial Institution - Banking – 4.4%
$1,500,000	[1,2]	ANZ National (Int'l) Ltd., Company Guarantee, Series 144A, 2.375%, 12/21/2012	1,521,017
750,000		Bank of America Corp., 4.25%, 10/1/2010	755,879
3,975,000		Bank of America Corp., Sub. Note, 7.40%, 1/15/2011	4,100,228
1,500,000	[1,2]	Barclays Bank PLC, 7.375%, 6/15/2049	1,372,557
3,000,000		Capital One Financial Corp., Sr. Note, Series MTN, 5.70%, 9/15/2011	3,125,609
1,000,000		Citigroup, Inc., 5.50%, 4/11/2013	1,040,010
2,000,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	2,041,845
3,500,000	[1,2]	Commonwealth Bank of Australia, Sr. Unsecd. Note, Series 144A, 2.75%, 10/15/2012	3,564,602
2,500,000		Goldman Sachs Group, Inc., 5.30%, 2/14/2012	2,605,635
1,500,000		Household Finance Corp., 7.00%, 5/15/2012	1,612,701
4,000,000		J.P. Morgan Chase & Co., Sr. Unsecd. Note, 5.60%, 6/1/2011	4,167,827
4,500,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.625%, 1/9/2012	4,696,536
1,205,000		National City Bank, Sub. Note, 4.625%, 5/1/2013	1,278,393
4,000,000	[1,2]	Nordea Bank AB, Sr. Unsecd. Note, 2.50%, 11/13/2012	4,026,675
2,000,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	2,037,028
1,500,000		PNC Funding Corp., Sr. Unsecd. Note, 5.40%, 6/10/2014	1,640,492
3,000,000		State Street Corp., Sr. Note, 4.30%, 5/30/2014	3,222,411
6,000,000		US Bancorp, Sr. Note, Series MTN, 2.125%, 2/15/2013	6,090,380
3,500,000	[1,2]	Westpac Securities NZ Ltd., Company Guarantee, 2.625%, 1/28/2013	3,525,544
		TOTAL	52,425,369
		Financial Institution - Brokerage – 0.3%
3,250,000		BlackRock, Inc., Sr. Unsecd. Note, 2.25%, 12/10/2012	3,329,184
		Financial Institution - Finance Noncaptive – 0.6%
2,250,000		American Express Credit Corp., 5.875%, 5/2/2013	2,459,061
2,000,000		American Express Credit Corp., 7.30%, 8/20/2013	2,271,482
2,000,000		General Electric Capital Corp., Floating Rate Note, 0.414%, 4/10/2012	1,961,466
		TOTAL	6,692,009
		Financial Institution - Insurance - Health – 0.3%
3,250,000		Anthem, Inc., 6.80%, 8/1/2012	3,582,509
		Financial Institution - Insurance - Life – 0.6%
3,500,000	[1,2]	Metropolitan Life Global Funding I, 4.625%, 8/19/2010	3,511,912
1,500,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,591,751
1,700,000		Prudential Financial, Inc., Sr. Unsecd. Note, 3.625%, 9/17/2012	1,753,694
		TOTAL	6,857,357
		Financial Institution - Insurance - P&C – 0.3%
1,250,000		The Travelers Cos., Inc., Sr. Unsecd. Note, Series MTN, 5.375%, 6/15/2012	1,341,130
2,000,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	1,870,000
		TOTAL	3,211,130
		Financial Institution - REITs – 0.4%
3,150,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2014	3,385,332
1,000,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	938,668
		TOTAL	4,324,000
		Technology – 0.9%
1,300,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	1,338,992
2,350,000		Credit Suisse First Boston, NY, Sr. Unsecd. Note, Series MTN, 3.45%, 7/2/2012	2,434,807
2,000,000		Hewlett-Packard Co., 4.25%, 2/24/2012	2,111,231
2,000,000		Hewlett-Packard Co., Note, 6.50%, 7/1/2012	2,210,668
3,000,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	3,073,809
		TOTAL	11,169,507

Principal Amount or Shares			Value
		Transportation - Railroads – 0.2%
$2,815,000		Union Pacific Corp., Sr. Unsecd. Note, 6.125%, 1/15/2012	3,014,435
		Transportation - Services – 0.3%
3,500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 5.80%, 10/15/2012	3,802,522
		Utility - Electric – 2.2%
1,500,000		Commonwealth Edison Co., 4.74%, 8/15/2010	1,506,328
1,500,000		Consolidated Edison Co., Deb., 4.875%, 2/1/2013	1,632,174
2,000,000		Dominion Resources, Inc., Sr. Unsecd. Note, 5.70%, 9/17/2012	2,173,487
1,500,000	[1,2]	Electricite De France SA, 5.50%, 1/26/2014	1,681,011
2,000,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	2,095,810
2,500,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 3.15%, 7/15/2012	2,569,577
1,750,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 2.625%, 9/16/2012	1,793,857
2,000,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 4.375%, 10/1/2010	2,016,697
1,450,000		National Rural Utilities Cooperative Finance Corp., Note, Series C, 7.25%, 3/1/2012	1,588,926
3,000,000		P G & E Corp., 5.75%, 4/1/2014	3,339,163
3,500,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.30%, 7/15/2013	3,888,252
2,500,000	[1,2]	PSEG Power LLC, Sr. Unsecd. Note, 2.50%, 4/15/2013	2,531,933
		TOTAL	26,817,215
		Utility - Natural Gas Pipelines – 0.2%
1,945,000		Spectra Energy Capital LLC, Sr. Unsecd. Note, 5.668%, 8/15/2014	2,116,666
		TOTAL CORPORATE BONDS (IDENTIFIED COST $254,271,271)	261,620,379
		Mortgage-Backed Securities – 0.2%
		Federal National Mortgage Association – 0.2%
508,449		Federal National Mortgage Association, Pool 456622, 5.50%, 1/1/2014	549,372
1,080,647		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	1,198,640
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,652,643)	1,748,012
		Collateralized Mortgage Obligations – 8.2%
		Commercial Mortgage – 1.6%
1,184,273		Banc of America Commercial Mortgage, Inc. 2004-6, Class AZ, 4.161%, 12/10/2042	1,192,759
8,250,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	8,483,658
4,250,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A2B, 5.205%, 12/11/2049	4,373,192
866,936		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A1, 5.171%, 11/15/2044	881,199
1,500,000	[1,2]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	1,537,675
2,500,000		Morgan Stanley Capital, Inc. 2007-T27, Class A2, 5.802%, 6/13/2042	2,571,552
		TOTAL	19,040,035
		Federal Home Loan Mortgage Corporation – 2.9%
461,659		Federal Home Loan Mortgage Corp. REMIC 2571 FB, 0.699%, 2/15/2018	463,688
3,986,026		Federal Home Loan Mortgage Corp. REMIC 3152 WF, 0.809%, 2/15/2034	3,978,443
4,263,252		Federal Home Loan Mortgage Corp. REMIC 3153 FJ, 0.729%, 5/15/2036	4,242,829
5,001,474		Federal Home Loan Mortgage Corp. REMIC 3156 HF, 0.834%, 8/15/2035	4,990,230
2,206,417		Federal Home Loan Mortgage Corp. REMIC 3191 FE, 0.749%, 7/15/2036	2,198,067
10,870,228		Federal Home Loan Mortgage Corp. REMIC 3317 F, 0.749%, 7/15/2036	10,805,887
4,211,518		Federal Home Loan Mortgage Corp. REMIC 3542 NF, 1.099%, 7/15/2036	4,229,325
4,647,472		Federal Home Loan Mortgage Corp. REMIC 3556 FA, 1.259%, 7/15/2037	4,719,276
		TOTAL	35,627,745
		Federal National Mortgage Association – 2.4%
2,094,101		Federal National Mortgage Association REMIC 2002-77 FA, 1.348%, 12/18/2032	2,131,931
6,373,694		Federal National Mortgage Association REMIC 2006-44 FK, 0.777%, 6/25/2036	6,359,838
4,677,382		Federal National Mortgage Association REMIC 2006-79 DF, 0.697%, 8/25/2036	4,655,454

Principal Amount or Shares			Value
$4,178,827		Federal National Mortgage Association REMIC 2008-69 FB, 1.347%, 6/25/2037	4,224,704
4,498,062		Federal National Mortgage Association REMIC 2009-42 FG, 1.147%, 5/25/2039	4,507,534
1,514,759		Federal National Mortgage Association REMIC 2009-63 FB, 0.847%, 8/25/2039	1,517,055
5,175,676		Federal National Mortgage Association REMIC 2009-69 F, 1.197%, 4/25/2037	5,230,213
		TOTAL	28,626,729
		Non-Agency Mortgage – 1.3%
44,127		Bank of America Mortgage Securities 2003-A, Class 1A1, 3.872%, 2/25/2033	40,181
469,976	[1]	C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	169,191
1,677,581		Chaseflex Trust 2006-1, Class A2A, 5.935%, 6/25/2036	1,587,132
1,000,891		Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 0.897%, 11/20/2035	80,858
1,296,357		Countrywide Home Loans 2006-OA5, Class 2A3, 0.717%, 4/25/2046	268,070
974,266		Crusade Global Trust 2005-1, Class A1, 0.598%, 6/17/2037	938,644
738,450		Impac CMB Trust 2004-7, Class 1A2, 1.267%, 11/25/2034	348,936
936,090		Impac CMB Trust 2004-9, Class 1A2, 1.227%, 1/25/2035	445,117
4,000,000		Indymac Indx Mortgage Loan Trust 2007-FLX1, Class A4, 0.617%, 2/25/2037	469,400
8,250,000	[1,2]	Permanent Master Issuer Trust 2010-1, Class 1A, 1.452%, 7/15/2042	8,167,246
1,799,850		Washington Mutual 2006-AR1, Class 2A1B, 1.482%, 1/25/2046	994,867
2,428,625		Washington Mutual 2006-AR15, Class 1A, 1.260%, 11/25/2046	1,420,194
1,260,957		Washington Mutual 2006-AR17, Class 1A, 1.240%, 12/25/2046	685,471
290,278		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.337%, 7/25/2034	277,633
		TOTAL	15,892,940
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $107,519,212)	99,187,449
		GOVERNMENT AGENCY – 0.3%
		Federal National Mortgage Association – 0.3%
4,000,000		Federal National Mortgage Association, 2.875%, 10/12/2010 (IDENTIFIED COST $4,000,895)	4,029,225
		U.S. Treasury – 6.6%
54,917,000		U.S. Treasury Inflation-Protected Note, Series A-2016, 2.00%, 1/15/2016	59,262,824
20,000,000		United States Treasury Note, 1.00%, 4/30/2012	20,154,296
		TOTAL U.S. TREASURY (IDENTIFIED COST $78,269,995)	79,417,120
		MUTUAL FUNDS – 23.2%;4
921,057		Emerging Markets Fixed Income Core Fund	23,104,289
2,084,068		Federated Mortgage Core Portfolio	21,299,178
190,811,930	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.28%	190,811,930
1,026,202		Federated Project and Trade Finance Core Fund	10,200,445
5,420,626		High Yield Bond Portfolio	33,987,324
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $274,440,058)	279,403,166
		TOTAL INVESTMENTS — 99.7% (IDENTIFIED COST $1,196,041,719)[6]	1,200,633,124
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[7]	3,414,913
		TOTAL NET ASSETS — 100%	$1,204,048,037

At June 30, 2010, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[8]United States Treasury Notes 2-Year Short Futures	300	$65,648,438	September 2010	$(253,628)
[8]United States Treasury Notes 5-Year Short Futures	75	$8,876,367	September 2010	$(106,180)
[8]United States Treasury Notes 10-Year Short Futures	50	$6,127,344	September 2010	$(108,677)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(468,485)

At June 30, 2010, the Fund had the following outstanding foreign exchange contracts:

Settlement Date	Foreign Currency Units To Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
4/11/2011	3,525,255 Euro	$4,975,545	$657,894

Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets andLiabilities — Net”.

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $162,328,991, which represented 13.5% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2010, these liquid restricted securities amounted to $162,139,516, which represented 13.5% of total net assets.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at June 30, 2010 is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
C-BASS ABS LLC Series 1999-3, Class B1, 6.628%, 2/3/2029	7/9/1999	$384,720	$169,191
KLIO Funding Ltd. 2004-1A, Class A1, 0.896%, 4/23/2039	10/30/2006	$1,391,144	$7,779
NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	2/23/1999	$108,887	$12,505
Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.75%, 1/25/2047	1/26/2007	$2,526,832	$ —
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
4	Affiliated companies.
5	7-Day net yield.
6	At June 30, 2010, the cost of investments for federal tax purposes was $1,196,020,450. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and foreign exchange contracts was $4,612,674. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,248,118 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,635,444.
7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as June 30, 2010, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds*	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$ —	$14,166,867	$ —	$14,166,867
Asset-Backed Securities	—	461,048,401	12,505	461,060,906
Corporate Bonds	—	261,620,379	—	261,620,379
Mortgage-Backed Securities	—	1,748,012	—	1,748,012
Collateralized Mortgage Obligations	—	99,187,449	—	99,187,449
Government Agency	—	4,029,225	—	4,029,225
U.S. Treasury	—	79,417,120	—	79,417,120
Mutual Funds	279,403,166	—	—	279,403,166
TOTAL SECURITIES	$279,403,166	$921,217,453	$12,505	$1,200,633,124
OTHER FINANCIAL INSTRUMENTS**	$(468,485)	$657,894	$ —	$189,409
*	Emerging Markets Fixed Income Core Fund (EMCORE) is an affiliated limited partnership offered only to registered investment companies and other accredited investors. EMCORE invests primarily in emerging markets fixed-income securities.
**	Other financial instruments include futures contracts and foreign exchange contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Debt Securities
Balance as of October 31, 2009	$10,541
Realized loss	(21,527)
Change in unrealized depreciation	23,491
Balance as of June 30, 2010	$12,505
The total change in unrealized depreciation attributable to investments still held at June 30, 2010	$23,491

The following acronyms are used throughout this portfolio:

ARM	— Adjustable Rate Mortgage
FNMA	— Federal National Mortgage Association
MTN	— Medium Term Note
NIM	— Net Interest Margin
OPT	— Option
REITs	— Real Estate Investment Trusts
REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Total Return Series, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	August 24, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010